DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
Donegal Mutual Insurance Company 401(k) Plan [Member]
DESCRIPTION OF PLAN [Abstract]
DESCRIPTION OF PLAN
1.
DESCRIPTION OF PLAN

The following description of the Donegal Mutual Insurance Company 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution 401(k) plan, which became effective January 1, 1998. All employees of Donegal Mutual Insurance Company (“the Company”) regularly scheduled to work in excess of 1,000 hours per year are eligible to participate as of the first payroll after 30 days of service after their employment with the Company commences. Part time and temporary employees are eligible to participate as of the first payroll after they work 1,000 hours in a year. Additionally, part time and temporary employees are eligible as of the first payroll after they work at least 500 hours in two consecutive years. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Contributions

Participants may contribute between 1% and 99% of their annual compensation up to the maximum limit established by the Internal Revenue Code (“IRC”). Contributions made to each participant’s account will be invested, based on the individual’s direction, in various investment options. The Plan also accepts Roth and voluntary after-tax contributions. The Company will contribute, on behalf of each participant, a sum equal to 100% of the first 3% of pre-tax or Roth participant deferrals and 50% of the next 6% of participant deferrals. Participants may also contribute qualified rollover balances from their prior plans.

Newly hired employees are automatically enrolled into the Plan at 3% of eligible compensation. Employee deferrals will automatically be increased by 1% at the beginning of each successive year until the deferred percentage reaches 9%. Employees not selecting an investment option for their deferrals have their contributions invested in one of the Vanguard Target Retirement Date Series, based on the year in which the employee attains age 65. Employees have the option to opt out of participation or change their elective deferral at any time following their eligibility date.
Participant Accounts

Each participant's account is credited with the participant's contributions and Company matching contributions, as well as allocations of the Plan earnings and losses.

Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, deferrals or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Participant Loans

The Plan does not currently allow participant loans.

Vesting

Participants are immediately vested in their salary deferral, Roth deferral, catch-up contributions, rollover contributions, voluntary after-tax contributions, and all amounts that transferred into the Plan from certain predecessor company-sponsored defined contribution plans and earnings theron. Vesting of Company contributions and earnings thereon is based on years of service. A participant is 100% vested after 2 years of credited service.
Payment of Benefits

The normal retirement date is the first of the month following attainment of age 65. Early retirement is possible at age 55. Benefits are paid in the form of a lump-sum distribution or annuity. Upon termination of service for other reasons, participants generally will receive a lump-sum distribution if the total of their vested balance does not exceed $1,000. If the vested balance exceeds $1,000, but is less than $7,000, the participant may elect to receive a lump-sum distribution, however, if no election is made and the participant is under the age of 62, the Plan Committee will pay the distribution in a direct rollover to an individual retirement account designated by the Plan Committee. If the vested balance exceeds $7,000, the assets will generally be held in the Plan until the participant’s normal or early retirement date. However, participants are entitled to receive the entire balance in their employee account and employer account (if vested) as a lump-sum distribution, as soon as administratively possible. There is a provision available to allow hardship withdrawals and certain other in-service withdrawals of benefits prior to termination of employment as defined in the Plan and in compliance with the IRC. Under the Secure 2.0 provisions, effective November 1, 2024, the Plan permits in-service withdrawals for Qualified Disaster Recovery Distributions and withdrawals to victims of domestic abuse, as well as permit recontribution of in-service withdrawals related to a home purchase.

Forfeitures

Forfeitures arising from participants who are less than 100% vested will be used to restore any accounts of participants reemployed during the Plan year or to reduce Company contributions per guidelines established by the Plan. Forfeitures used to reduce Company contributions totaled $33,673 in 2025 and $114,582 in 2024. As of December 31, 2025 and 2024, there were $4,670 and $351 of unallocated forfeitures, respectively.